Regulatory Requirements and Restrictions	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory Requirements and Restrictions
Regulatory Requirements and Restrictions
The Corporation manages its regulatory capital to comply with internal capital guidelines and regulatory standards of capital adequacy based on its current understanding of the rules and how they should be applied to its business as currently conducted.
The Federal Reserve, OCC and Federal Deposit Insurance Corporation (collectively, joint agencies) establish regulatory capital guidelines for U.S. banking organizations. Regulatory capital guidelines require that capital be measured in relation to the credit and market risks of both on- and off-balance sheet items using various risk weights. On January 1, 2014, the Basel 3 rules became effective and include transition provisions through January 1, 2019. Under Basel 3, Total capital consists of two tiers of capital, Tier 1 and Tier 2. Tier 1 capital is further composed of Common equity tier 1 capital and additional tier 1 capital.
Common equity tier 1 capital primarily includes qualifying common shareholders’ equity, retained earnings, accumulated other comprehensive income and certain minority interests. Goodwill, disallowed intangible assets and certain disallowed deferred tax assets are excluded from Common equity tier 1 capital.
Additional tier 1 capital primarily includes qualifying non-cumulative preferred stock, trust preferred securities (Trust Securities) subject to phase-out and certain minority interests. Certain deferred tax assets are also excluded.
Tier 2 capital primarily consists of qualifying subordinated debt, a limited portion of the allowance for loan and lease losses, Trust Securities subject to phase-out and reserves for unfunded lending commitments. The Corporation’s Total capital is the sum of Tier 1 capital plus Tier 2 capital.
To meet adequately capitalized regulatory requirements, an institution must maintain a Tier 1 capital ratio of 4.0 percent and a Total capital ratio of 8.0 percent. A “well-capitalized” institution must generally maintain capital ratios 200 bps higher than the minimum guidelines. The risk-based capital rules have been further supplemented by a Tier 1 leverage ratio, defined as Tier 1 capital divided by quarterly average total assets, after certain adjustments. BHCs must have a minimum Tier 1 leverage ratio of at least 4.0 percent. National banks must maintain a Tier 1 leverage ratio of at least 5.0 percent to be classified as “well capitalized.” Failure to meet the capital requirements established by the joint agencies can lead to certain mandatory and discretionary actions by regulators that could have a material adverse effect on the Corporation’s financial position. At December 31, 2014, the Corporation’s Tier 1 capital, Total capital and Tier 1 leverage ratios were 13.4 percent, 16.5 percent and 8.2 percent, respectively. Effective January 1, 2015, to meet adequately capitalized regulatory requirements, the Tier 1 capital ratio increases from 4.0 percent to 6.0 percent. This increase reflects a transfer of 2.0 percent from Tier 2 capital to Tier 1 capital, as less Tier 2 capital is permitted and more Tier 1 capital is required. The minimum Total capital ratio of 8.0 percent remains unchanged.
The table below presents capital ratios and related information in accordance with Basel 3 – Standardized Transition as measured at December 31, 2014 and the Basel 1 – 2013 Rules at December 31, 2013. Prior to October 1, 2014, the Corporation operated its banking activities primarily under two charters: BANA and, to a lesser extent, FIA. On October 1, 2014, FIA was merged into BANA.

Regulatory Capital

	December 31
	2014			2013
	Basel 3 Transition			Basel 1
(Dollars in millions)	Ratio	Amount	Minimum Required (1)	Ratio	Amount	Minimum Required (1)
Common equity tier 1 capital
Bank of America Corporation	12.3%	$155,361	4.0%	n/a	n/a	n/a
Bank of America, N.A.	13.1	145,150	4.0	n/a	n/a	n/a
Tier 1 common capital
Bank of America Corporation	n/a	n/a	n/a	10.9%	$141,522	n/a
Tier 1 capital
Bank of America Corporation	13.4	168,973	6.0	12.2	157,742	6.0%
Bank of America, N.A.	13.1	145,150	6.0	12.3	125,886	6.0
Total capital
Bank of America Corporation	16.5	208,670	10.0	15.1	196,567	10.0
Bank of America, N.A.	14.6	161,623	10.0	13.8	141,232	10.0
Tier 1 leverage
Bank of America Corporation	8.2	168,973	5.0	7.7	157,742	5.0
Bank of America, N.A.	9.6	145,150	5.0	9.2	125,886	5.0
Risk-weighted assets (in billions)
Bank of America Corporation	n/a	1,262	n/a	n/a	1,298	n/a
Bank of America, N.A.	n/a	1,105	n/a	n/a	1,020	n/a
Adjusted quarterly average total assets (in billions) (2)
Bank of America Corporation	n/a	2,060	n/a	n/a	2,052	n/a
Bank of America, N.A.	n/a	1,509	n/a	n/a	1,368	n/a

(1)
Percent required to meet guidelines to be considered "well capitalized" under the Prompt Corrective Action framework, except for Common equity tier 1 capital which reflects capital adequacy minimum requirements as an advanced approaches bank under Basel 3 during a transition period in 2014.

(2)	Reflects adjusted average total assets for the three months ended December 31, 2014 and 2013.
n/a = not applicable
Regulatory Capital
As a financial services holding company, the Corporation is subject to regulatory capital rules issued by U.S. banking regulators. On January 1, 2014, the Corporation became subject to the Basel 3 rules, which include certain transition provisions through 2018. Basel 3 generally continues to be subject to interpretation and clarification by U.S. banking regulators. Through December 31, 2013, the Corporation was subject to the Basel 1 general risk-based capital rules which included new measures of market risk including a charge related to stressed Value-at-Risk (VaR), an incremental risk charge and the comprehensive risk measure (CRM), as well as other technical modifications to Basel 1 (the Basel 1 – 2013 Rules).
Regulatory Capital Composition – Transition
Important differences in determining the composition of regulatory capital between the Basel 1 – 2013 Rules and Basel 3 include changes in capital deductions related to the Corporation’s MSRs, deferred tax assets and defined benefit pension assets, and the inclusion of unrealized gains and losses on AFS debt and certain marketable equity securities recorded in accumulated OCI. These changes will be impacted by, among other things, future changes in interest rates, overall earnings performance and corporate actions. Changes to the composition of regulatory capital under Basel 3, as compared to the Basel 1 – 2013 Rules, are recognized in 20 percent annual increments, and will be fully recognized as of January 1, 2018. When presented on a fully phased-in basis, capital, risk-weighted assets and the capital ratios assume all regulatory capital adjustments and deductions are fully recognized.
Additionally, Basel 3 revised the regulatory capital treatment for Trust Securities, requiring them to be partially transitioned from Tier 1 capital into Tier 2 capital in 2014 and 2015, until fully excluded from Tier 1 capital in 2016, and partially transitioned from Tier 2 capital beginning in 2016 with the full amount excluded in 2022.
Other Regulatory Matters
On February 18, 2014, the Federal Reserve approved a final rule implementing certain enhanced supervisory and prudential requirements established under the Dodd-Frank Wall Street Reform and Consumer Protection Act. The final rule formalizes risk management requirements primarily related to governance and liquidity risk management and reiterates the provisions of previously issued final rules related to risk-based and leverage capital and stress test requirements. Also, a debt-to-equity limit may be enacted for an individual BHC if it is determined to pose a grave threat to the financial stability of the U.S. Such limit is at the discretion of the Financial Stability Oversight Council (FSOC) or the Federal Reserve on behalf of the FSOC.
The Federal Reserve requires the Corporation’s banking subsidiaries to maintain reserve balances based on a percentage of certain deposits. Average daily reserve balance requirements for the Corporation by the Federal Reserve were $18.2 billion and $16.6 billion for 2014 and 2013. Currency and coin residing in branches and cash vaults (vault cash) are used to partially satisfy the reserve requirement. The average daily reserve balances, in excess of vault cash, held with the Federal Reserve amounted to $9.1 billion and $7.8 billion for 2014 and 2013. As of December 31, 2014 and 2013, the Corporation had cash in the amount of $4.5 billion and $6.0 billion, and securities with a fair value of $13.1 billion and $8.4 billion that were segregated in compliance with securities regulations or deposited with clearing organizations.
The primary sources of funds for cash distributions by the Corporation to its shareholders are capital distributions received from its banking subsidiary, BANA. In 2014, the Corporation received $12.4 billion in dividends from BANA. Prior to its merger with BANA, FIA returned capital of $4.2 billion to the Corporation in 2014. In 2015, BANA can declare and pay dividends of $16.9 billion to the Corporation plus an additional amount equal to its retained net profits for 2015 up to the date of any such dividend declaration. Bank of America California, N.A. can pay dividends of $924 million in 2015 plus an additional amount equal to its retained net profits for 2015 up to the date of any such dividend declaration. The amount of dividends that each subsidiary bank may declare in a calendar year is the subsidiary bank’s net profits for that year combined with its retained net profits for the preceding two years. Retained net profits, as defined by the OCC, consist of net income less dividends declared during the period.